COMMITMENTS AND CONTINGENCIES (10K) (Details) - USD ($)					3 Months Ended			6 Months Ended			9 Months Ended			12 Months Ended					13 Months Ended	23 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
		Nov. 09, 2015	Oct. 23, 2015	Aug. 01, 2014	Sep. 30, 2015		Sep. 30, 2014	Sep. 30, 2015		Jun. 30, 2013	Sep. 30, 2015		Sep. 30, 2014	Mar. 16, 2015	Dec. 31, 2014		Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Feb. 22, 2013	Mar. 31, 2013	Feb. 01, 2018	Jan. 31, 2015	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 07, 2008
Future minimum lease payments [Abstract]
2015															$ 120,033
2016					$ 119,840			$ 119,840			$ 119,840				119,840
2017					119,840			119,840			119,840				119,840
2018					28,858			28,858			28,858				28,858
2019					0			0			0				0
Total					298,498			298,498			298,498				388,571
Rent expense for operating lease					30,539		$ 32,369				91,238		$ 93,195		123,716			$ 116,488
Related Party Obligations [Abstract]
Related party sales															802,000			281,000
Outstanding accounts receivable					$ 1,253,361			1,253,361			$ 1,253,361				$ 798,147			$ 174,307
Concentration risk, percentage					100.00%		100.00%				100.00%		100.00%		91.00%			75.00%
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability															$ (173,225)			$ (146,769)							$ 272,156	$ 197,838
Deferred compensation					$ 504,981			504,981			$ 504,981				150,000			323,225
Compensation accounts payable					245,000			245,000			245,000				87,500			207,500
Compensation accrued liabilities					259,981			259,981			259,981				$ 62,500			$ 115,725
Milestone payments [Line Items]
Future milestone obligations					4,750,000			4,750,000			4,750,000
Subsequent Event [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Proceeds from issuance of common stock under March 2013 offering		$ 220,000	$ 1,050,000
Accounts Receivable [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage															99.00%			94.00%
Sales Revenue, Net [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage															93.00%			76.00%
Kerry P. Gray [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability	[1],[2]														$ (119,986)			$ (91,000)							220,673	140,313
Deferred compensation					396,570	[3],[4],[5]		396,570	[3],[4],[5]		396,570	[3],[4],[5]			150,000	[1],[2]		221,500
Deferred compensation liability pursuant to separation agreement															62,500			11,500
Deferred compensation liability pursuant to duties as chairman															87,500			210,000
Repayment of temporarily deferred compensation										$ 312,500					269,986			312,500
Proceeds from issuance of common stock under March 2013 offering															100,000			300,000
Terrance K. Wallberg [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability															(25,000)			(35,769)							24,230	36,539
Deferred compensation					$ 53,540			53,540			53,540				0
Key Executives [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability															(28,239)			$ (20,000)							$ 27,253	$ 20,986
Deferred compensation															0
Office and Laboratory Space [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation				$ 9,436				$ 9,436						$ 9,379			$ 9,193		$ 9,193	$ 9,776	$ 9,776			$ 9,330
Future minimum monthly lease obligation after specified period															9,379
Office Equipment [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation											551				744								$ 744
Office Equipment [Member] | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation																						$ 551
Access Pharmaceuticals [Member]
Milestone payments [Line Items]
Future milestone obligations															4,750,000
Access Pharmaceuticals [Member] | Annual Sales, Certain Products [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment															20,000,000
Access Pharmaceuticals [Member] | Annual Sales, Certain Products [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment															40,000,000
Access Pharmaceuticals [Member] | Annual Sales, Any One Certain Product [Member]
Milestone payments [Line Items]
Milestone for payment											20,000,000				20,000,000
Access Pharmaceuticals [Member] | Annual Sales, Any One Certain Product [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment											20,000,000
Access Pharmaceuticals [Member] | Annual Sales, Any One Certain Product [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment											40,000,000
Access Pharmaceuticals [Member] | Cumulative Sales, Certain Products [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment											50,000,000				50,000,000
Access Pharmaceuticals [Member] | Cumulative Sales, Certain Products [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment											$ 100,000,000				$ 100,000,000
ProStrakan Ltd [Member]
Milestone payments [Line Items]
Royalty percentage					30.00%			30.00%			30.00%																30.00%
ProStrakan Ltd [Member] | Maximum [Member]
Milestone payments [Line Items]
Future milestone obligations					$ 1,400,000			$ 1,400,000			$ 1,400,000																$ 1,400,000

[1]	During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[2]	During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[3]	During 2013, Mr. Gray temporarily deferred compensation of 221,500 which consisted of 11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[4]	During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of 62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[5]	During 2015, Mr. Gray temporarily deferred compensation of 151,806 which consisted of $46,806 earned as salary compensation for his duties as President of the Company and $105,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors.